NON-CURRENT ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of non-current assets held for sale

	R$ thousands
	On December 31, 2024	On December 31, 2023
Non-current assets held for sale
Real estate	1,082,436	991,486
Vehicles and similar	343,948	314,041
Machinery and equipment	546	776
Other (1)	2,068,020	22,227
Total	3,494,950	1,328,530
(1)	Includes R$ 2,060,445 thousand of shares in publicly held companies received as payment, intended for disposal and available for sale.